Issued Share Capital and Other Reserves - Summary of Other Reserves (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Currency translation
Currency translation, beginning balance	€ (7)	€ (4)	€ 8
Currency translation	(6)	(3)	(12)
Gains reclassified to consolidated statement of operations	(2)	0	0
Currency translation, ending balance	(15)	(7)	(4)
Cash flow hedges
Cash flow hedges, beginning balance	0	0	0
Gains on fair value that may be subsequently reclassified to consolidated statement of operations	1	0	0
Gains reclassified to revenue	(5)	0	0
Losses reclassified to cost of revenue	3	0	0
Cash flow hedges, ending balance	(1)	0	0
Share-based payments
Share-based payments, beginning balance	200	130	77
Share-based payments	88	67	53
Income tax impact associated with share-based payments	48	3	0
Restricted stock units withheld for employee taxes	(2)	0	0
Share-based payments,ending balance	334	200	130
Other reserves	875	177	122
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income
Short term and long term investments
Investments, beginning balance	(5)	(4)	0
(Losses) gains on fair value that may be subsequently reclassified to consolidated statement of operations	(2)	(2)	(4)
Losses reclassified to consolidated statement of operations	2	1	0
Deferred tax on unrealized losses	1	0	0
Investments, ending balance	(4)	(5)	(4)
Reserve of gains and losses from investments in equity instruments
Short term and long term investments
Investments, beginning balance	(11)	0	0
(Losses) gains on fair value that may be subsequently reclassified to consolidated statement of operations	720	(11)	0
Investments, ending balance	561	(11)	0
Deferred tax on unrealized gains	€ (148)	€ 0	€ 0